OTHER OPERATING INCOME/(EXPENSES) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Government grants and gains on subsidies loans	R$ 1,764.8	R$ 1,573.2	R$ 1,289.3
Prior year credits/(debits)	209.6	218.0	1,013.9
(Additions to)/reversals of provisions	(69.3)	(77.7)	(77.2)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	121.3	86.4	88.8
Other operating income/(expenses), net	430.9	229.0	199.1
Total	R$ 2,457.3	R$ 2,028.9	R$ 2,513.9